Financial instruments and risk management - Summary of Credit Quality of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	£ 10,303	£ 20,276	£ 5,318
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,609	280	318
Credit Risk | Trade Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,306	4
Credit Risk | Financial Assets at Amortised Cost – Non-current
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	£ 303	275	275
Credit Risk | Financial Assets at Amortised Cost – Current
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		£ 1	£ 43